Deferred revenue (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Deferred revenue	$ 3,408	$ 1,653
Drawdown	29,970	29,731
Accretion of deferred revenue	91	281
Revenue recognized	(33,469)	(28,257)
Deferred revenue		$ 3,408